Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [abstract]
Schedule of Share Capital
	December 31,	December 31,
	2022	2021

Issued
204,455,721 (2021: 165,145,187) common shares	$449,374	$423,098
Nil (2021: Nil) preferred shares	-	-
	$449,374	$423,098

Schedule of Changes in Company's Outstanding Stock Options
		Year ended		Year ended
		December 31,		December 31,
		2022		2021
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	12,579	$2.81	10,659	$3.45
Granted	3,750	1.20	3,700	1.70
Exercised	-	-	(90)	2.39
Expired	(3,962)	2.56	(1,690)	4.43
Balance, end of year	12,367	$2.40	12,579	$2.81

Schedule of Stock Options Outstanding and Exercisable
	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $1.00	2.78	300	$0.71	100	$0.71
$1.01 to $2.00	1.83	6,900	1.47	3,450	1.55
$3.01 to $4.00	1.31	5,167	3.74	5,167	3.74
		12,367	$2.40	8,717	$2.84

Schedule of Fair Value Weighted Average Assumptions
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Expected stock price volatility (1)	68%	68%
Risk free interest rate	1.78%	0.56%
Expected life	3 years	3 years
Expected forfeiture rate	3.53%	2.66%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and administrative expenses	2,487	4,030
Total share-based payments	$2,487	$4,030

(1)	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

Schedule of Warrants Issued and Outstanding
Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
1,074,999	3.12	Oct 2018	Oct 1, 2023
200,793	0.94	Nov 2021	Nov 22, 2023
1,275,792